INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENT PROPERTIES
Summary of movement in investment properties

The movements in investment properties for the years ended December 31, 2019 and 2018 were as follows:

	At the		P/L for
	Beginning	Total useful	changes			As of
Item	of the year	life	in the FV	Additions	Disposals	12/31/2019
Measurement at fair value
Rented properties	635,877	50	(127,130)	3,551,323	(5,333)	4,054,737
TOTAL INVESTMENT PROPERTIES	635,877	—	(127,130)	3,551,323	(5,333)	4,054,737

	At the		P/L for
	Beginning	Total useful	changes			As of
Item	of the year	life	in the FV	Additions	Disposals	12/31/2018
Measurement at fair value
Rented properties	441,610	50	221,408	16,103	(43,244)	635,877
TOTAL INVESTMENT PROPERTIES	441,610	—	221,408	16,103	(43,244)	635,877